Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Assets

		(In Millions)
	At December 31
	2012	2011
Financial investments (Note E)	$95	$112
In-store displays, net	35	34
Debenture expense	25	28
Notes receivable	2	1
Other	27	34

Total	$184	$209